Financing Activities (Tables)	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Warrants Outstanding

A summary of activity with respect to warrants outstanding follows:

	Three months ended
	March 31, 2016
	Warrants	Weighted Average Exercise Price

Outstanding and exercisable, January 1, 2016	-	-
Granted	470,000	0.50
Exercised	-	-
Outstanding and exercisable, March 31, 2016	470,000	0.50